Putnam Diversified Income Trust
The fund's portfolio
12/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (43.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$80,394	$84,850
5.50%, TBA, 1/1/54	32,000,000	32,198,518
4.50%, TBA, 1/1/54	45,000,000	43,932,074
4.00%, TBA, 1/1/54	30,000,000	28,659,927
3.50%, with due dates from 9/20/49 to 11/20/49	74,034	68,725

		104,944,094
U.S. Government Agency Mortgage Obligations (35.0%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	108,000,000	110,649,294
6.00%, TBA, 1/1/54	241,000,000	244,841,010
5.50%, TBA, 1/1/54	17,000,000	17,083,681
5.00%, TBA, 1/1/54	3,000,000	2,969,999
3.50%, TBA, 1/1/54	24,000,000	22,031,251
3.00%, TBA, 1/1/54	12,000,000	10,621,874
2.50%, TBA, 1/1/54	21,000,000	17,886,094

		426,083,203

Total U.S. government and agency mortgage obligations (cost $521,027,861)		$531,027,297

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 2/15/51(i)	$8,000	$5,130
U.S. Treasury Notes
3.25%, 6/30/27(i)	1,107,000	1,100,199
1.875%, 2/28/27(i)	138,000	130,285
1.625%, 5/15/31(i)	3,324,000	2,858,208
0.625%, 8/15/30(i)	358,000	291,754

Total U.S. treasury obligations (cost $4,385,576)		$4,385,576

MORTGAGE-BACKED SECURITIES (34.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.0%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	$8,395,155	$1,760,674
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,262,269	457,155
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	19,421,711	4,280,577
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,210,996	916,340
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,156,033	477,502
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,827,868	409,175
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,476,215	884,764
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	10,910,927	1,611,614
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	991,037	31,862
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	797,433	62,452
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,520,145	105,599
REMICs Ser. 23-5349, Class IA, IO, 3.00%, 12/15/42	5,092,159	455,667
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.798%, 9/25/50	3,335,530	452,765
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.747%, 12/15/47	9,619,594	1,134,404
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 7/25/50	29,850,485	3,599,347
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.647%, 8/15/56	1,749,460	232,346
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.647%, 4/15/47	6,155,058	749,411
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.647%, 1/15/35	16,580,706	1,134,396
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 1/25/50	2,049,913	222,384
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.497%, 3/15/44	3,647,445	393,437
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.497%, 8/15/43	6,494,605	772,770
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.379%, 7/25/43(WAC)	5,266,451	71,267
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	3,733	199
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	6,687,258	1,113,333
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	8,049,296	1,758,924
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	11,570,770	1,950,230
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	11,472	2,394
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	481,080	79,473
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	842,113	133,029
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	511,697	71,871
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	5,483,491	1,047,238
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,770,388	492,678
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	15,460,877	2,364,788
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,644,717	512,672
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	38,669	6,587
REMICs Ser. 23-49, Class IC, IO, 4.00%, 11/25/49	6,916,259	1,165,458
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	6,237,163	882,933
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,273,149	290,577
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,889,073	205,993
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	16,478,553	2,584,380
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	14,941,321	1,772,564
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.948%, 4/25/40	3,575,219	391,258
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.748%, 6/25/48	22,058,927	2,734,749
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.748%, 6/25/48	26,252,457	3,155,546
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.748%, 6/25/45	1,468,855	76,279
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	2,052,252	7,480
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.698%, 10/25/41	211,598	240
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 12/25/46	23,693,215	1,731,761
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 3/25/50	1,661,875	193,392
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 8/25/49	960,576	85,330
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 8/25/49	10,197,481	1,095,163
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 7/25/49	12,021,494	1,315,266
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.448%, 10/25/41	6,696,664	567,720
FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	3,509,528	19,886
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	7,970,338	1,760,258
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	15,150,605	3,172,217
Ser. 18-37, IO, 5.00%, 3/20/48	6,428,582	1,329,389
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,790,154	814,879
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	6,295,519	1,125,324
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	10,738,156	2,061,694
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,411,842	315,984
Ser. 14-132, IO, 5.00%, 9/20/44	4,433,174	894,349
Ser. 12-146, IO, 5.00%, 12/20/42	3,133,439	602,216
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	12,437,593	2,557,062
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	3,872,061	782,282
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	21,143,812	4,393,895
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	11,578,681	2,387,639
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	851,562	168,129
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	5,620,395	1,121,662
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	5,099,066	1,014,564
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,405,120	271,625
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	7,089,131	1,302,217
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	5,026,525	986,674
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	11,505,857	2,259,884
Ser. 13-167, IO, 4.50%, 9/20/40	2,179,230	390,842
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,788,786	451,745
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	8,031,172	1,497,080
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	6,840,277	1,233,644
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,933,736	360,173
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	11,274,529	1,465,444
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	6,537,880	845,871
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,321,924	975,186
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,493,159	582,475
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	319,281	3,660
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,207,092	341,320
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,661,110	424,420
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,634,923	280,254
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	24,305,483	3,818,236
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,259,083	133,609
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,274,646	490,738
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	5,146,932	882,613
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,122,000	969,250
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,514,949	447,390
Ser. 13-28, IO, 3.50%, 2/20/43	1,324,304	171,232
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,153,052	390,821
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	14,272,094	2,378,737
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	9,495,735	1,503,299
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,177,472	236,723
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	28,161,425	4,444,791
Ser. 16-H04, Class HI, IO, 2.345%, 7/20/65(WAC)	18,252,926	465,450
Ser. 15-H23, Class DI, IO, 1.891%, 9/20/65(WAC)	21,121,817	935,697
Ser. 15-H15, Class AI, IO, 1.842%, 6/20/65(WAC)	26,400,897	1,114,117
Ser. 15-H12, Class AI, IO, 1.824%, 5/20/65(WAC)	44,735,066	1,404,681
FRB Ser. 15-H08, Class CI, IO, 1.781%, 3/20/65(WAC)	33,849,881	1,045,961
Ser. 17-H06, Class DI, IO, 1.736%, 2/20/67(WAC)	19,510,827	598,982
Ser. 15-H23, Class BI, IO, 1.724%, 9/20/65(WAC)	39,216,018	1,211,775
Ser. 15-H03, Class CI, IO, 1.675%, 1/20/65(WAC)	39,729,877	1,239,572
Ser. 16-H14, IO, 1.655%, 6/20/66(WAC)	23,340,867	616,315
Ser. 14-H25, Class BI, IO, 1.65%, 12/20/64(WAC)	26,186,297	678,723
Ser. 16-H18, IO, 1.636%, 8/20/66(WAC)	25,136,324	686,071
Ser. 17-H03, Class HI, IO, 1.587%, 1/20/67(WAC)	39,391,115	1,044,708
Ser. 15-H01, Class BI, IO, 1.538%, 1/20/65(WAC)	20,210,473	534,627
Ser. 18-H04, IO, 0.917%, 2/20/68(WAC)	30,185,003	1,424,219
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 6/20/51	5,809,481	754,535
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 5/20/51	30,952,869	3,844,770
IFB Ser. 21-42, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 3/20/51	30,542,537	2,741,120
Ser. 16-H22, Class AI, IO, 0.782%, 10/20/66(WAC)	23,750,222	942,765
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.778%, 8/20/48	13,438,531	1,358,636
Ser. 16-H23, Class NI, IO, 0.769%, 10/20/66(WAC)	56,035,960	2,392,735
IFB Ser. 18-67, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.728%, 5/20/48	8,900,324	878,152
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.728%, 10/20/43	15,280,276	1,421,402
Ser. 16-H24, Class JI, IO, 0.717%, 11/20/66(WAC)	13,582,604	670,216
Ser. 16-H16, Class EI, IO, 0.693%, 6/20/66(WAC)	20,904,249	792,271
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 7/20/50	2,257,382	289,019
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 10/20/48	1,258,321	118,919
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 5/20/41	11,464,574	1,170,563
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 2/20/40	2,838,829	287,204
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 4/20/50	2,519,413	296,483
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 8/20/49	1,305,045	147,431
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 7/20/49	1,363,716	147,500
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 12/20/48	20,661,222	2,105,730
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 3/20/44	5,751,116	581,956
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 1/20/44	9,074,077	966,455
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 1/20/50	25,584,194	2,759,432
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 10/20/49	7,711,625	1,025,760
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 1/20/49	12,228,006	1,084,278
Ser. 17-H11, Class DI, IO, 0.525%, 5/20/67(WAC)	16,152,381	840,490
Ser. 15-H18, Class BI, IO, 0.511%, 7/20/65(WAC)	21,716,747	916,447
Ser. 15-H20, Class BI, IO, 0.427%, 8/20/65(WAC)	23,835,695	939,126
Ser. 18-H01, IO, 0.41%, 12/20/67(WAC)	16,153,634	714,670
Ser. 17-H18, Class FI, IO, 0.405%, 9/20/67(WAC)	27,066,171	1,502,814
Ser. 16-H17, Class KI, IO, 0.398%, 7/20/66(WAC)	12,595,535	556,669
Ser. 17-H20, Class HI, IO, 0.377%, 10/20/67(WAC)	24,448,124	1,289,063
Ser. 15-H24, Class AI, IO, 0.334%, 9/20/65(WAC)	19,660,052	578,988
Ser. 15-H15, Class BI, IO, 0.30%, 6/20/65(WAC)	37,130,399	1,418,381
Ser. 17-H12, Class QI, IO, 0.299%, 5/20/67(WAC)	24,815,021	932,945
Ser. 18-H01, Class XI, IO, 0.221%, 1/20/68(WAC)	26,081,319	1,711,386
Ser. 17-H11, Class TI, IO, 0.169%, 4/20/67(WAC)	16,555,321	978,420
Ser. 17-H16, IO, 0.164%, 8/20/67(WAC)	24,034,910	1,374,725
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.128%, 8/20/44	7,853,816	695,375
Ser. 17-H03, Class EI, IO, 0.123%, 1/20/67(WAC)	16,824,214	925,705
Ser. 18-H05, Class BI, IO, 0.097%, 2/20/68(WAC)	44,156,911	2,066,234
Ser. 17-H16, Class JI, IO, 0.071%, 8/20/67(WAC)	26,453,091	1,296,257
Ser. 17-H06, Class MI, IO, 0.065%, 2/20/67(WAC)	23,182,842	895,599
Ser. 18-H02, Class HI, IO, 0.058%, 1/20/68(WAC)	39,062,719	1,883,096
Ser. 18-H02, Class EI, IO, 0.055%, 1/20/68(WAC)	47,474,578	2,290,743
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	19,991,576	903,619
Ser. 18-H05, Class AI, IO, 0.038%, 2/20/68(WAC)	37,628,948	1,792,304
Ser. 17-H02, Class BI, IO, 0.032%, 1/20/67(WAC)	14,049,581	453,239
Ser. 16-H27, Class EI, IO, 0.026%, 12/20/66(WAC)	18,727,085	642,882
Ser. 18-H15, Class EI, IO, 0.025%, 8/20/68(WAC)	39,075,637	2,227,311
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67(WAC)	49,935,606	1,682,830
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	58,043,654	2,948,618
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	30,514,294	1,168,698
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	29,852,723	921,315
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	26,596,016	813,199
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	22,211,494	414,333
Ser. 20-H12, Class IH, IO, zero %, 7/20/70(WAC)	40,319,666	2,591,184

		182,211,690
Commercial mortgage-backed securities (9.7%)
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.601%, 11/15/52(WAC)	648,000	342,467
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	273,702
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51(WAC)	501,000	371,974
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.022%, 4/10/51(WAC)	4,712,000	2,734,735
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	5,376,000	3,372,585
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.538%, 2/10/50(WAC)	551,000	237,600
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,998,000	2,015,134
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	6,196,000	5,026,622
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48(WAC)	242,000	205,370
Ser. 15-P1, Class D, 3.225%, 9/15/48	2,618,000	1,963,760
Ser. 15-GC27, Class E, 3.00%, 2/10/48	476,000	318,938
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	183,758	164,647
FRB Ser. 14-CR16, Class C, 4.913%, 4/10/47(WAC)	389,000	324,009
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	4,154,100	3,408,354
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	2,646,000	2,308,979
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46(WAC)	1,583,000	1,054,367
FRB Ser. 14-CR17, Class D, 4.796%, 5/10/47(WAC)	326,000	280,582
FRB Ser. 14-CR17, Class E, 4.796%, 5/10/47(WAC)	360,000	239,256
FRB Ser. 14-UBS3, Class D, 4.765%, 6/10/47(WAC)	165,000	84,358
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,432,539
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	166,237	143,950
FRB Ser. 15-LC19, Class E, 4.213%, 2/10/48(WAC)	3,181,000	2,203,789
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,026,000	1,184,531
Ser. 15-LC19, Class D, 2.867%, 2/10/48	312,000	268,314
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	10,149,022	3,296,078
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.505%, 9/9/24	2,015,000	2,036,464
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.75%, 4/15/50(WAC)	272,000	181,538
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.358%, 8/10/44(WAC)	249,674	213,875
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.337%, 11/25/51	5,326,000	4,934,639
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	273,000	244,000
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	205,000	191,005
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.153%, 8/10/44(WAC)	290,000	241,008
FRB Ser. 14-GC24, Class D, 4.518%, 9/10/47(WAC)	7,781,000	3,446,514
Ser. 19-GC38, Class D, 3.00%, 2/10/52	600,000	392,932
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)	293,000	223,797
Ser. 14-C21, Class AS, 3.997%, 8/15/47	1,866,000	1,766,667
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.671%, 4/15/47(WAC)	2,042,000	1,924,536
FRB Ser. 14-C18, Class D, 4.645%, 2/15/47(WAC)	5,287,000	3,714,969
FRB Ser. 14-C18, Class E, 4.145%, 2/15/47(WAC)	7,852,000	4,529,615
FRB Ser. 14-C23, Class D, 3.982%, 9/15/47(WAC)	301,000	259,336
FRB Ser. 14-C25, Class D, 3.932%, 11/15/47(WAC)	7,740,000	4,626,477
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	7,900,000	2,037,204
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.764%, 6/15/51(WAC)	1,431,000	1,141,095
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	157,667
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.161%, 4/15/46(WAC)	239,000	86,373
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	153,900
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	3,874,809	968,702
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	2,589,770	2,407,639
FRB Ser. 15-C22, Class C, 4.20%, 4/15/48(WAC)	2,411,000	2,165,020
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,552,786
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 7.432%, 10/15/46(WAC)	534,000	438,139
FRB Ser. 14-C17, Class D, 4.654%, 8/15/47(WAC)	1,124,000	1,008,269
FRB Ser. 12-C6, Class E, 4.425%, 11/15/45(WAC)	2,446,000	1,555,931
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	1,530,000	1,324,231
FRB Ser. 13-C10, Class F, 3.997%, 7/15/46(WAC)	254,000	12,205
FRB Ser. 13-C9, Class D, 3.818%, 5/15/46(WAC)	389,000	282,160
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	7,806,760
Ser. 14-C18, Class D, 3.389%, 10/15/47	427,000	358,725
Ser. 14-C19, Class D, 3.25%, 12/15/47	3,933,000	3,392,280
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,110,104
FRB Ser. 18-H3, Class C, 4.851%, 7/15/51(WAC)	2,271,437	1,892,654
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	1,164,865	1,054,043
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	3,095,000	2,233,971
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.202%, 3/25/50	566,406	545,985
FRB Ser. 19-01, Class M10, 8.702%, 10/25/49	450,295	437,891
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.476%, 8/9/37 (Cayman Islands)	68,675	67,665
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.823%, 6/25/37	2,843,361	2,841,380
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.608%, 1/19/37 (Bermuda)	2,575,000	2,466,355
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	4,127,589
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	3,205,000	2,853,488
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	140,000	107,712
FRB Ser. 13-LC12, Class D, 3.954%, 7/15/46(WAC)	7,277,111	1,908,142
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	558,394
Ser. 16-C33, Class D, 3.123%, 3/15/59	699,000	521,781
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	229,085
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	128,000	99,799
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	265,000	245,416
FRB Ser. 12-C10, Class D, 4.394%, 12/15/45(WAC)	5,854,000	2,493,702
FRB Ser. 13-C15, Class D, 4.204%, 8/15/46(WAC)	14,942,996	3,552,510

		118,380,809
Residential mortgage-backed securities (non-agency) (10.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	2,747,041	1,488,452
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.956%, 11/27/36(WAC)	4,602,347	3,175,620
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.795%, 10/25/35(WAC)	42,395	34,819
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.93%, 9/25/46	3,504,190	2,974,680
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.65%, 11/25/47	1,785,963	1,283,624
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.82%, 3/25/37	5,182,358	4,234,365
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 5.65%, 3/25/37	890,754	727,823
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	187,221	182,502
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	383,636
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.17%, 9/25/35	447,599	394,656
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.132%, 11/20/35	437,990	397,156
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.972%, 8/25/46	2,103,986	1,810,291
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.952%, 6/25/46	215,795	180,493
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	3,473,330	3,109,630
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	7,311,535	6,180,818
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	322,111	197,815
FRB Ser. 06-OA7, Class 1A1, 3.534%, 6/25/46(WAC)	1,944,634	1,725,303
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.952%, 5/25/28	6,313,991	6,821,880
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.452%, 7/25/28	2,081,265	2,316,823
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.802%, 4/25/28	4,549,803	4,982,916
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.002%, 12/25/27	7,045,654	7,435,198
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,591,405
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.702%, 2/25/49	841,000	1,048,311
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.837%, 10/25/50	256,000	334,400
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.452%, 10/25/48	2,017,000	2,488,026
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.337%, 3/25/42	4,969,000	5,580,809
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.202%, 1/25/49	111,000	139,580
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.952%, 3/25/49	242,000	285,467
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 8/25/50	448,000	578,340
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 7/25/50	3,318,000	4,210,748
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.802%, 6/25/50	239,000	301,845
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.802%, 1/25/48	970,000	1,108,831
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.202%, 9/25/48	408,000	461,150
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.052%, 3/25/50	500,000	554,100
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.202%, 7/25/50	294,987	325,652
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.243%, 9/25/47	468,000	469,170
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.137%, 10/25/50	870,000	974,944
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,480,239
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	538,000	503,451
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	119,191	116,159
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.702%, 9/25/28	12,318,767	14,365,000
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.202%, 10/25/28	7,683,324	8,919,064
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.202%, 8/25/28	4,971,820	5,737,113
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.202%, 1/25/29	443,836	506,993
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.702%, 1/25/29	148,260	168,448
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.702%, 4/25/29	415,997	472,004
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.202%, 2/25/40	1,645,000	1,726,668
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 11.337%, 10/25/41	185,000	189,163
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 10.702%, 6/25/39	469,596	500,119
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.837%, 1/25/42	1,471,000	1,520,646
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.802%, 7/25/31	163,000	174,410
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.552%, 9/25/31	302,834	320,181
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.102%, 2/25/40	239,000	251,173
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.452%, 1/25/40	126,000	126,488
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.337%, 1/25/42	3,600,000	3,650,767
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.902%, 7/25/31	27,236	27,347
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.83%, 5/25/36	9,105,508	2,141,883
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.78%, 5/25/37	3,772,643	2,099,181
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.99%, 5/19/35	10,386,523	3,268,516
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.278%, 2/26/37	124,226	105,144
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.802%, 7/25/29 (Bermuda)	383,000	382,891
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.952%, 7/25/29 (Bermuda)	317,000	315,430
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	231,366
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	197,317
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.45%, 10/25/45	81,787	78,014

		123,066,453

Total mortgage-backed securities (cost $491,133,849)		$423,658,952

CORPORATE BONDS AND NOTES (21.3%)(a)
		Principal amount	Value
Basic materials (2.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,113,880
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	473,378
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		1,035,000	964,579
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,306,000	2,966,901
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,470,000	1,380,242
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,404,116
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		615,000	554,718
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		815,000	854,342
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,378,492
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	992,141
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$1,970,000	1,950,300
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		1,435,000	1,406,987
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		2,920,000	2,361,551
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		750,000	698,678
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		1,875,000	1,990,111
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		1,625,000	1,417,813
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		1,335,000	1,403,419
Stillwater Mining Co. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 11/16/29 (South Africa)		270,000	213,206
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		1,410,000	1,406,476

			24,931,330
Capital goods (1.6%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,980,000	3,151,350
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	999,459
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,265,000	1,381,596
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$138,000	144,900
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,542,000	1,452,502
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,108,000	2,642,456
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		920,000	960,320
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,430,550
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		2,610,000	2,658,675
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,309,000	1,395,721
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		1,545,000	1,429,789
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		517,000	565,740
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	102,815
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	882,542
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	643,750

			19,842,165
Communication services (1.7%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		3,045,000	2,854,194
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,931,712
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		3,840,000	3,386,726
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		1,565,000	1,446,525
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		992,000	932,060
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)		1,635,000	1,469,042
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,667,529
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,509,874

			20,197,662
Consumer cyclicals (5.0%)
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		$3,189,000	3,259,324
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		1,665,000	1,478,438
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,545,000	1,418,038
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,701,200
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		1,686,000	1,835,075
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		1,570,000	1,440,325
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,434,295
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	1,422,658
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$1,630,000	1,389,703
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	2,720,000	3,272,992
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		$1,535,000	1,450,575
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		1,610,000	1,440,950
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		1,535,000	1,414,360
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,087,129
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$3,115,000	3,189,480
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		1,625,000	1,408,583
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		3,525,000	3,266,811
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,415,759
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		2,155,000	2,077,959
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		1,534,000	1,430,451
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,438,970
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,565,000	1,442,117
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,435,396
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		1,670,000	1,427,848
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		970,000	943,633
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,350,000	1,452,091
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30		1,695,000	1,510,376
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,497,000	1,428,326
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,474,000	1,532,242
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$1,650,000	1,487,762
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		3,416,000	3,304,570
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		788,000	791,615
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		1,427,000	1,422,907
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,425,214
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	246,000	261,388
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$1,160,000	995,692

			61,134,252
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		1,625,000	1,457,461
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		1,583,000	1,437,336
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,481,000	1,436,629
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	1,210,000	1,427,708
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	420,000	495,702
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$1,450,000	1,431,610
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		815,000	716,869
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32		1,550,000	1,414,024
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		1,050,000	968,027
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	1,330,000	1,527,014
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$1,607,000	1,458,202
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,485,000	1,410,370
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		1,491,000	1,408,082

			16,589,034
Energy (3.6%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		1,425,000	1,365,806
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		1,422,000	1,434,116
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		2,828,000	2,826,061
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,235,000	1,289,272
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		3,000,000	3,193,641
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,560,000	1,694,910
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,783,757
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		1,000,000	985,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,429,000	1,430,348
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		1,400,000	1,448,151
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		1,385,000	1,414,044
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		1,560,000	1,435,200
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	444,375
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		980,000	918,750
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		1,450,000	1,422,526
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		1,330,000	1,357,053
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		2,485,000	2,370,433
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		890,000	934,943
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		651,000	660,597
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		208,000	207,896
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	137,264
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		710,000	507,106
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		170,000	170,689
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		1,918,000	1,531,523
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,220,000	1,924,407
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		836,000	693,695
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		550,000	516,042
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	806,013
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,687,455
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,499,000	1,416,725
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,425,000	1,425,655
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		1,475,000	1,439,443
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		3,080,000	3,078,405

			43,951,301
Financials (2.4%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		3,475,000	3,564,829
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		1,365,000	1,345,405
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		1,489,000	1,431,004
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		3,025,000	3,111,504
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		2,870,000	2,993,814
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		1,920,000	1,952,076
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	110,250
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		940,000	889,883
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		6,055,000	6,228,852
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		3,010,000	3,023,688
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,807,107
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	1,004,358
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		1,510,000	1,541,813

			29,004,583
Government (—%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	223,800
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	223,100

			446,900
Health care (1.6%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		1,563,000	1,410,608
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	45,875
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,385,000	1,435,124
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		1,570,000	1,419,506
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		1,510,000	1,389,897
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,133,659
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,625,000	1,455,188
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		3,140,000	3,209,238
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	962,568
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$2,035,000	2,213,063
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		2,765,000	2,838,126

			19,512,852
Technology (1.1%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		1,600,000	1,449,015
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,478,497
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	476,220
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		1,603,000	1,448,674
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,576,000	1,497,364
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		1,545,000	1,468,679
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		900,000	783,000
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,011,000	1,156,079
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		1,595,000	1,455,097
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		1,728,000	1,567,287

			12,779,912
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	1,501,633
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	519,375

			2,021,008
Utilities and power (0.7%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		1,450,000	1,538,450
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,114,973
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		2,040,000	2,045,100
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,419,200
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		1,560,000	1,504,691
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		1,560,000	1,456,274

			9,078,688

Total corporate bonds and notes (cost $253,632,820)			$259,489,687

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$443,750
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	956,475
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		2,500,000	853,288
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		1,740,000	695,577
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,064,158
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	259,500
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	1,040,000	934,882
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		$1,030,000	1,215,400
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,077,450
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		3,150,000	3,150,615
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	900,000	731,098
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		$2,150,000	1,922,822
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	1,028,674
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		960,000	1,103,285
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,330,000	1,454,328
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		810,000	854,572
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	772,482
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		850,000	901,000
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		635,000	649,929
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	530,000	523,630
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	4,780,000	4,437,172
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$4,452,000	4,090,276
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		900,000	882,000
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		250,000	246,563
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,333,300
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		3,559,000	3,238,690
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		4,493,000	4,567,809
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,050,000	1,049,003
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	298,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	874,000
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.00%, 7/31/30 (Ecuador)		230,000	107,318
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)		1,030,000	370,800
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	724,625
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,678,000	1,145,235
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		3,470,000	2,637,200
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)		720,000	640,800
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		1,380,000	1,147,125
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default)(NON)		1,820,000	789,425
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default)(NON)		2,500,000	1,081,250
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		3,500,000	1,605,626
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.75%, 4/7/29 (Ghana) (In default)(NON)		1,500,000	652,500
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		2,440,000	1,085,800
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		2,200,000	2,260,500
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		840,000	890,400
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)		230,000	220,513
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	304,564
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)		1,320,000	1,693,573
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		3,325,000	3,320,844
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	523,188
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		765,000	706,669
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,200,000	1,192,500
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		370,000	458,338
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		936,000	869,310
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		2,520,000	2,444,400
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		350,000	339,938
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		557,000	465,164
Mongolia (Government of) 144A sr. unsec. notes 8.65%, 1/19/28 (Mongolia)		400,000	421,000
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		474,000	389,273
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		539,000	489,816
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		1,220,000	1,035,476
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		990,000	902,138
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		4,167,000	4,312,845
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		1,400,000	840,000
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)		1,560,000	1,519,050
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)		820,000	805,650
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	707,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	820,050
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		550,000	528,688
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)		830,000	794,725
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,315,175
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		1,110,000	1,196,582
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		430,000	422,862
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)		860,000	862,978
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		260,000	231,725
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,130,000	1,155,425
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		2,850,000	2,280,000
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)		700,000	717,500
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,150,000	1,175,875
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)		510,000	452,707
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,330,000	1,290,100
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		1,310,000	1,283,800
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)		900,000	895,500
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		3,030,000	3,340,575
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default)(NON)		1,600,000	370,200
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		2,600,000	2,146,047
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		2,250,000	2,290,545
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)		2,580,000	2,486,729
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		1,200,000	1,203,406
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 7.85%, 10/12/28 (Uzbekistyan)		430,000	449,350
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,030,000	2,007,670

Total foreign government and agency bonds and notes (cost $116,166,813)			$110,428,295

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
		Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26		$291,000	$258,088

			258,088
Capital goods (0.3%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		452,000	569,747
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28		250,000	318,026
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		81,000	73,094
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		380,000	462,840
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	600,000	733,728
Schneider Electric SE cv. sr. unsec. unsub. notes zero %, 6/15/26 (Units) (France)	EUR	2,571	553,313
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28		$408,000	427,624

			3,138,372
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	587,634
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		$379,000	234,980
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53		553,000	546,420

			1,369,034
Consumer cyclicals (0.5%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	532,635
Amadeus IT Group SA cv. sr. unsec. notes 1.50%, 4/9/25 (Spain)	EUR	300,000	407,318
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$421,000	345,747
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		324,000	610,351
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		351,000	575,991
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		485,000	388,728
Dufry One BV company guaranty cv. sr. unsec. unsub. notes 0.75%, 3/30/26 (Netherlands)	CHF	200,000	223,137
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		$441,000	447,362
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		713,000	809,683
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		164,000	210,412
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	382,364
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	198,844
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28		$65,000	73,775
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29		383,000	537,732
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		605,000	563,800

			6,307,879
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		484,000	434,680
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		669,000	535,601
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	198,934
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30		494,000	428,841
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41		288,000	335,520
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	445,785
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		325,000	263,508
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28		547,000	594,863
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		404,000	365,620
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		298,000	366,927
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	512,260
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		$559,000	761,917

			5,244,456
Energy (—%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29		82,000	59,196
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29		334,000	393,786

			452,982
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		304	256
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)		472,000	521,844

			522,100
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		393,000	386,123
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	213,703
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		513,000	526,800
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27		236,000	284,498
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		468,000	467,719
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28		793,000	812,032
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		793,000	741,455
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		155,000	143,608
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		294,000	337,806
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28		351,000	447,876
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		365,000	409,019
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	180,564
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	411,820
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27		27,000	27,321
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		218,000	212,223

			5,602,567
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		1,092,000	1,215,943
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27		78,000	100,815
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		586,000	524,178
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		444,000	398,491
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		272,000	379,712
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		400,000	402,500
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		380,000	374,775
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29		204,000	237,864
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		192,000	398,016
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		46,000	50,085
Kingsoft Corp., Ltd. cv. sr. unsec. notes 0.625%, 4/29/25 (China)	HKD	2,000,000	257,668
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		$679,000	919,864
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		540,000	481,140
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	517,200
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		208,000	410,800
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		499,000	441,116
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		659,000	700,188
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		65,000	192,595
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		61,000	56,334
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26		265,000	279,178
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		579,000	698,564
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)		600,000	839,700
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		501,000	401,452
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		340,000	299,200
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		600,000	724,590
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		491,000	495,174
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		270,000	244,215
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		535,000	364,603
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28		124,000	125,054
Xero Investments, Ltd. company guaranty cv. sr. unsec. unsub. notes zero %, 12/2/25 (New Zealand)		333,000	297,369
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		246,000	372,813

			13,201,196
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	432,020
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	391,902
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	300,000	370,218

			1,194,140
Utilities and power (0.1%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28		$489,000	483,621
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		553,000	710,605
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27		332,000	347,936
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25		106,000	106,027

			1,648,189

Total convertible bonds and notes (cost $39,376,506)			$38,939,003

SENIOR LOANS (1.6%)(a)(c)
		Principal amount	Value
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/16/27		$1,402,806	$1,394,473
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28		1,305,000	1,338,852
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.691%, 3/17/30		1,967,280	1,968,913
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29		1,423,273	1,387,519
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.36%, 12/31/30		2,215,373	2,218,143
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.65%, 7/22/27		501,429	500,868
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.457%, 10/27/28		1,392,894	1,381,137
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.456%, 12/15/27		1,384,306	1,385,288
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.507%, 4/11/29		997,494	908,966
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.182%, 4/3/28 (Netherlands)	EUR	1,160,000	1,277,202
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.206%, 1/29/28		$2,442,931	2,412,395
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.72%, 8/11/28		1,387,937	1,395,224
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28		462	452
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.519%, 6/9/28		1,397,868	1,396,415
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27		1,002,000	120,240
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.807%, 4/21/29		497,481	474,682

Total senior loans (cost $20,270,848)			$19,560,769

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.72%, 10/22/24	$4,649,000	$4,601,896
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.47%, 10/22/24	3,851,000	3,797,541
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.72%, 5/7/24	1,395,334	1,394,568

Total asset-backed securities (cost $9,372,695)		$9,794,005

SHORT-TERM INVESTMENTS (27.3%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.690%, 1/24/24 (Canada)		$4,750,000	$4,730,651
Alimentation Couche-Tard, Inc. commercial paper 5.681%, 1/19/24 (Canada)		3,200,000	3,189,541
Autonation, Inc. commercial paper 5.854%, 1/2/24		3,000,000	2,998,092
Aviation Capital Group, LLC commercial paper 5.940%, 2/2/24		4,000,000	3,978,488
Aviation Capital Group, LLC commercial paper 5.804%, 1/2/24		6,950,000	6,945,748
Constellation Brands, Inc. commercial paper 5.820%, 1/16/24		2,500,000	2,492,723
Constellation Brands, Inc. commercial paper 5.762%, 1/5/24		2,500,000	2,497,205
Dominian Energy, Inc. commercial paper 5.711%, 1/30/24		2,400,000	2,388,173
Duke Energy Corp. commercial paper 5.666%, 2/5/24		2,500,000	2,485,194
Enbridge US, Inc. commercial paper 5.635%, 1/31/24		5,000,000	4,973,843
Energy Transfer, LP commercial paper 5.754%, 1/2/24		12,000,000	11,992,368
ERAC USA Finance, LLC commercial paper 5.631%, 1/18/24		5,000,000	4,984,651
Fidelity National Information Services, Inc. commercial paper 5.725%, 1/18/24		3,500,000	3,489,256
Fidelity National Information Services, Inc. commercial paper 5.719%, 1/10/24		3,600,000	3,593,440
FMC Corp. commercial paper 5.954%, 1/2/24		5,025,000	5,021,621
Intercontinental Exchange, Inc. commercial paper 5.654%, 1/22/24		5,000,000	4,980,865
Kinder Morgan, Inc. commercial paper 5.617%, 1/9/24		5,000,000	4,991,176
Mid-America Apartments, LP commercial paper 5.675%, 1/11/24		2,500,000	2,495,058
Nutrien, Ltd. commercial paper 5.735%, 2/5/24 (Canada)		4,050,000	4,025,843
Plains All American Pipeline, LP commercial paper 5.820%, 1/9/24		2,500,000	2,495,830
Plains All American Pipeline, LP commercial paper 5.789%, 1/5/24		3,250,000	3,246,569
Plains All American Pipeline, LP commercial paper 5.706%, 1/4/24		2,500,000	2,497,738
Putnam Government Money Market Fund Class G 5.08%(AFF)	Shares	18,159,146	18,159,146
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	150,413,184	150,413,184
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	46,271,000	46,271,000
Targa Resources Corp. commercial paper 6.115%, 1/4/24		$5,000,000	4,995,216
U.S. Treasury Bills 5.457%, 1/23/24(SEG)(SEGSF)(SEGTBA)		15,000,000	14,953,902
Western Midstream Operating, LP commercial paper 6.276%, 1/25/24		5,000,000	4,976,561
Western Midstream Operating, LP commercial paper 5.954%, 1/2/24		2,150,000	2,148,542

Total short-term investments (cost $332,456,496)			$332,411,624
TOTAL INVESTMENTS

Total investments (cost $1,787,823,464)			$1,729,695,208

	FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $242,346,128) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	1/17/24	$17,739	$17,121	$(618)
		Euro	Sell	3/20/24	742,253	727,010	(15,243)
		Japanese Yen	Buy	2/21/24	2,587,158	2,454,505	132,653
		New Zealand Dollar	Sell	1/17/24	104,625	97,700	(6,925)
		Swedish Krona	Sell	3/20/24	1,635,794	1,576,401	(59,393)
	Barclays Bank PLC
		Canadian Dollar	Sell	1/17/24	447,327	431,727	(15,600)
		Euro	Sell	3/20/24	1,523,153	1,491,988	(31,165)
		New Taiwan Dollar	Buy	2/21/24	126,406	116,408	9,998
		Norwegian Krone	Sell	3/20/24	83,863	78,914	(4,949)
	Citibank, N.A.
		Australian Dollar	Sell	1/17/24	1,357,857	1,223,543	(134,314)
		Canadian Dollar	Buy	1/17/24	1,196,824	1,174,796	22,028
		Euro	Sell	3/20/24	7,875,433	7,746,803	(128,630)
		New Zealand Dollar	Buy	1/17/24	893,198	872,659	20,539
		Norwegian Krone	Sell	3/20/24	768,616	723,193	(45,423)
	Goldman Sachs International
		Australian Dollar	Buy	1/17/24	135,124	125,608	9,516
		Canadian Dollar	Sell	1/17/24	49,670	47,940	(1,730)
		Euro	Sell	3/20/24	4,060,853	3,977,398	(83,455)
		Japanese Yen	Sell	2/21/24	13,060,005	12,559,322	(500,683)
		Swiss Franc	Buy	3/20/24	7,330,235	7,080,517	249,718
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/17/24	5,020,056	4,743,256	(276,800)
		British Pound	Sell	3/20/24	5,330,436	5,268,035	(62,401)
		Canadian Dollar	Sell	1/17/24	151,952	146,665	(5,287)
		Euro	Sell	3/20/24	1,407,988	1,381,989	(25,999)
		Japanese Yen	Buy	2/21/24	3,309,476	3,141,848	167,628
		New Zealand Dollar	Sell	1/17/24	16,563	16,839	276
		Norwegian Krone	Sell	3/20/24	133,910	130,376	(3,534)
		Singapore Dollar	Buy	2/21/24	247,876	240,683	7,193
		Swedish Krona	Sell	3/20/24	432,204	417,054	(15,150)
		Swiss Franc	Sell	3/20/24	26,006	25,105	(901)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/20/24	2,514,689	2,486,226	(28,463)
		Canadian Dollar	Sell	1/17/24	1,039,965	1,003,602	(36,363)
		Euro	Sell	3/20/24	10,408,151	10,194,090	(214,061)
		Japanese Yen	Buy	2/21/24	8,857,547	8,401,371	456,176
		Norwegian Krone	Sell	3/20/24	4,346,451	4,089,961	(256,490)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/17/24	93,537	86,900	6,637
		British Pound	Sell	3/20/24	3,937,609	3,893,983	(43,626)
		Euro	Sell	3/20/24	10,084,807	9,837,802	(247,005)
		Japanese Yen	Buy	2/21/24	2,270,662	2,171,476	99,186
		New Zealand Dollar	Sell	1/17/24	11,376,030	10,574,486	(801,544)
		Norwegian Krone	Buy	3/20/24	3,083,754	3,073,650	10,104
		Swedish Krona	Buy	3/20/24	3,560,144	3,573,649	(13,505)
		Swiss Franc	Buy	3/20/24	3,176,196	3,067,730	108,466
	NatWest Markets PLC
		British Pound	Buy	3/20/24	60,951	61,951	(1,000)
		Euro	Buy	3/20/24	9,818,711	9,771,654	47,057
		Japanese Yen	Sell	2/21/24	10,640,906	10,401,253	(239,653)
		New Zealand Dollar	Buy	1/17/24	5,905,640	5,822,408	83,232
		Norwegian Krone	Buy	3/20/24	59,679	54,891	4,788
		Singapore Dollar	Sell	2/21/24	90,220	88,451	(1,769)
		Swedish Krona	Buy	3/20/24	2,819,788	2,814,850	4,938
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/17/24	13,533,030	12,601,008	(932,022)
		British Pound	Buy	3/20/24	7,261,497	7,273,577	(12,080)
		Canadian Dollar	Sell	1/17/24	9,877,739	9,226,458	(651,281)
		Euro	Sell	3/20/24	4,935,655	4,830,758	(104,897)
		New Zealand Dollar	Sell	1/17/24	165,377	154,525	(10,852)
		Norwegian Krone	Sell	3/20/24	2,102,352	1,976,903	(125,449)
		Swedish Krona	Sell	3/20/24	1,542,752	1,482,877	(59,875)
		Swiss Franc	Sell	3/20/24	6,641,073	6,533,074	(107,999)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/17/24	128,511	127,590	921
		British Pound	Sell	3/20/24	104,433	103,246	(1,187)
		Canadian Dollar	Buy	1/17/24	3,063,883	3,052,407	11,476
		Euro	Sell	3/20/24	7,048,136	6,903,173	(144,963)
		Japanese Yen	Buy	2/21/24	61,747	58,536	3,211
		Norwegian Krone	Sell	3/20/24	1,034,386	973,879	(60,507)
		Swedish Krona	Sell	3/20/24	2,394,232	2,306,348	(87,884)
	UBS AG
		Australian Dollar	Sell	1/17/24	94,219	89,129	(5,090)
		Canadian Dollar	Sell	1/17/24	106,661	102,941	(3,720)
		Euro	Sell	3/20/24	2,186,341	2,141,612	(44,729)
		Hong Kong Dollar	Buy	2/21/24	136,965	136,693	272
		Japanese Yen	Buy	2/21/24	16,278,443	15,700,360	578,083
		New Zealand Dollar	Sell	1/17/24	365,965	341,732	(24,233)
		Swedish Krona	Sell	3/20/24	3,873,360	3,730,767	(142,593)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/17/24	8,587,285	8,584,454	2,831
		British Pound	Sell	3/20/24	2,789,607	2,758,079	(31,528)
		Euro	Sell	3/20/24	1,149,977	1,126,465	(23,512)
		New Zealand Dollar	Sell	1/17/24	561,306	523,750	(37,556)

	Unrealized appreciation						2,036,927

	Unrealized (depreciation)						(5,913,636)

	Total						$(3,876,709)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	169	$19,944,641	$19,944,641	Mar-24	$(899,544)

Unrealized appreciation					—

Unrealized (depreciation)					(899,544)

Total					$(899,544)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		$186,994,200	$(1,367,701)	$(1,250,991)
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		185,441,200	2,308,743	1,681,952
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		185,441,200	2,308,743	997,674
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		164,792,400	(840,441)	174,680
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	22,286
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	1,604,623
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		36,457,600	(3,881,925)	33,176
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		36,457,600	(3,881,925)	(859,670)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		33,666,500	(1,723,725)	(593,204)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		33,666,500	(1,646,292)	762,546
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(521,844)	(155,196)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(7,758,799)	541,263
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	(114,576)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	120,656
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	218,040
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	230,402
Citibank, N.A.
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233		$36,256,000	339,900	(62,360)
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518		36,256,000	(681,311)	130,522
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803		36,256,000	333,857	99,341
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(2,106,964)	(333,582)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(5,898,489)	366,132
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	1,605,818
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	(1,724,380)
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		$28,228,900	1,966,143	(146,226)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		28,228,900	1,966,143	390,406
Goldman Sachs International
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		8,348,800	(1,177,181)	149,944
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		8,348,800	(491,327)	(135,835)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	239,598
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(407,192)
JPMorgan Chase Bank N.A.
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		$48,057,600	3,224,665	(59,591)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		48,057,600	3,224,665	(72,086)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		39,865,700	3,180,810	256,336
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		39,865,700	3,180,810	(145,510)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	(148,664)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	416,118
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		9,746,100	2,255,039	(83,524)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		9,746,100	2,255,039	168,608
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	203,482
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	(262,329)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	(49,720)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	(78,053)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,603,901
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(799,376)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(584,846)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,085,876
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(88,462)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(40,847)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(649,012)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,437,305
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(665,496)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,344,388
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		$20,124,200	(1,046,458)	(340,300)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		20,124,200	(1,007,216)	245,716
Morgan Stanley & Co. International PLC
2.25/US SOFR/Aug-56 (Purchased)	Aug-26/2.25		85,546,700	(2,292,652)	851,190
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		9,114,500	(1,208,473)	90,780
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		9,114,500	(303,513)	(43,294)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,057,184
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(512,256)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	280,794
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(245,916)
1.05/6 month EUR-EURIBOR/Nov-48 (Purchased)	Nov-28/1.05	EUR	51,294,800	(2,170,702)	433,763
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	(58,391)
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	536,269

Unrealized appreciation					22,380,769

Unrealized (depreciation)					(10,710,885)

Total					$11,669,884

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23 (proceeds receivable $72,303,398) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/54	$3,000,000	1/22/24	$2,794,315
Uniform Mortgage-Backed Securities, 5.00%, 1/1/54	42,000,000	1/16/24	41,579,979
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54	11,000,000	1/16/24	10,671,714
Uniform Mortgage-Backed Securities, 4.00%, 1/1/54	20,000,000	1/16/24	18,928,115

Total			$73,974,123

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	27,790,000	$6,834	(E)	$(5,000)	3/20/29	3.56% — Quarterly	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	$1,834
	Morgan Stanley & Co. International PLC
		$1,650,000,000	19,437,000		7,751,295	9/21/24	3.40% — Annually	US SOFR — Annually	36,378,630

	Upfront premium received				7,751,295		Unrealized appreciation		36,380,464

	Upfront premium (paid)				(5,000)		Unrealized (depreciation)		—

			Total		$7,746,295			Total	$36,380,464
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,049,800,000	$38,895,090		$(9,173,452)	12/20/28	US SOFR — Annually	4.35% — Annually	$29,384,107
		70,090,000	3,121,108		(638,063)	12/20/30	US SOFR — Annually	4.20% — Annually	2,457,005
		25,900,000	1,264,956		1,294,546	12/20/33	4.05% — Annually	US SOFR — Annually	32,331
		16,500,000	233,475		141,415	12/20/25	4.85% — Annually	US SOFR — Annually	(89,487)
		27,500,000	1,143,175		599,984	12/20/28	4.45% — Annually	US SOFR — Annually	(535,235)
		12,100,000	770,770		(26,991)	12/20/53	3.65% — Annually	US SOFR — Annually	(791,032)
		280,498,000	3,077,063	(E)	(2,746,133)	3/20/26	US SOFR — Annually	4.40% — Annually	330,931
		170,003,000	1,864,933	(E)	1,390,471	3/20/26	4.40% — Annually	US SOFR — Annually	(474,462)
		770,462,000	23,506,796	(E)	21,190,225	3/20/29	4.10% — Annually	US SOFR — Annually	(2,316,571)
		15,161,000	486,061	(E)	(517,409)	3/20/34	US SOFR — Annually	3.80% — Annually	(31,346)
		12,739,000	408,412	(E)	360,317	3/20/34	3.80% — Annually	US SOFR — Annually	(48,096)
		42,697,000	1,752,284	(E)	(1,691,226)	3/20/54	US SOFR — Annually	3.50% — Annually	61,059
		4,661,000	191,287	(E)	184,443	3/20/54	3.50% — Annually	US SOFR — Annually	(6,844)
		42,910,000	511,058	(E)	(500,799)	3/20/26	US SOFR — Annually	4.45% — Annually	10,259
		84,245,000	2,759,866	(E)	2,715,460	3/20/29	4.15% — Annually	US SOFR — Annually	(44,407)
		15,509,000	561,736	(E)	564,181	3/20/34	3.85% — Annually	US SOFR — Annually	2,445
		2,104,000	105,873	(E)	(114,005)	3/20/54	US SOFR — Annually	3.55% — Annually	(8,132)
		34,950,000	715,776		(461)	12/15/33	3.712% — Annually	US SOFR — Annually	(689,682)
	AUD	29,328,400	552,608	(E)	(60,723)	3/20/34	6 month AUD-BBR-BBSW — Semiannually	4.52% — Semiannually	491,885
	AUD	40,849,000	199,866	(E)	(20,590)	3/20/26	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	179,276
	BRL	21,830,000	156,660		(37,804)	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	100,171
	CAD	22,458,000	441,177	(E)	151,981	3/20/34	3.34% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	(289,196)
	CAD	36,906,000	313,620	(E)	(114,365)	3/20/26	Canadian Overnight Repo Rate Average — Semiannually	4.19% — Semiannually	199,254
	CHF	14,545,000	26,633	(E)	(27,619)	3/20/34	Swiss Average Rate Overnight — Annually	1.18% — Annually	(987)
	CLP	3,671,480,000	36,506	(E)	22,999	3/20/29	4.728% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	(13,507)
	CNY	77,410,000	38,093	(E)	2,327	3/20/29	China Fixing Repo Rates 7 Day — Quarterly	2.36% — Quarterly	40,420
	COP	11,384,910,000	50,060	(E)	(20,273)	3/20/29	Colombia IBR Overnight Rate — Quarterly	7.652% — Quarterly	29,787
	CZK	89,040,000	40,611	(E)	11,766	3/20/29	3.605% — Annually	6 month CZK-PRIBOR — Semiannually	(28,845)
	EUR	1,920,000	25,562	(E)	2,046	3/20/29	2.61% — Annually	6 month EUR-EURIBOR — Semiannually	(23,516)
	EUR	11,060,700	89,625	(E)	(46,941)	3/20/34	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	42,683
	EUR	32,247,000	266,637	(E)	(146,674)	3/20/26	6 month EUR-EURIBOR — Semiannually	2.96% — Annually	119,963
	EUR	4,890,200	50,206	(E)	(173)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.475% — Annually	50,033
	GBP	8,867,000	403,380	(E)	65,321	3/20/34	3.67% — Annually	Sterling Overnight Index Average — Annually	(338,058)
	GBP	11,591,000	187,340	(E)	(62,764)	3/20/26	Sterling Overnight Index Average — Annually	4.45% — Annually	124,576
	HUF	637,210,000	19,397	(E)	—	3/20/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	5.6547% — Annually	19,397
	ILS	15,190,000	16,446	(E)	(8,330)	3/20/29	Israeili Shekel 3 month TELIBOR — Quarterly	3.425% — Annually	8,117
	INR	1,236,400,000	57,204	(E)	(139)	3/20/29	6.23% — Semiannually	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	(57,343)
	KRW	5,840,850,000	84,264	(E)	16,997	3/20/29	3.3575% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	(67,266)
	MXN	14,250,000	9,206	(E)	1,645	3/20/29	8.65% — 28 Days	Mexico Interbank TIIE 28 Day — 28 Days	(7,561)
	NOK	173,564,000	91,395	(E)	50,689	3/20/34	3.35% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(40,707)
	NZD	30,574,000	786,817	(E)	(89,269)	3/20/34	3 month NZD-BBR-FRA — Quarterly	4.61% — Semiannually	697,548
	PLN	21,350,000	6,457	(E)	(185)	3/20/29	6 month WIBOR — Semiannually	4.28% — Annually	(6,642)
	SEK	172,380,000	302,510	(E)	67,674	3/20/34	2.51% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(234,835)
	SGD	7,050,000	56,090	(E)	(8,774)	3/20/29	Compounded Singapore Overnight Rate Average — Semiannually	2.735% — Semiannually	47,316
	THB	139,820,000	19,540	(E)	2,856	3/20/29	Thailand Overnight Repo Rate ON — Quarterly	2.42% — Quarterly	22,396
	ZAR	27,600,000	7,725	(E)	2,444	3/20/29	8.193% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(5,281)

	Total				$12,786,625				$28,301,921
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$12,850,896	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(570,401)
13,597,326	12,612,701	—	7/17/24	3.825% (US SOFR minus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(981,275)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(1,551,676)

	Total	$—			Total	$(1,551,676)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$39,713	$269,578	$35,072	5/11/63	300 bp — Monthly	$4,802
	CMBX NA BBB-.6 Index	BB/P	79,608	612,930	79,742	5/11/63	300 bp — Monthly	230
	CMBX NA BBB-.6 Index	BB/P	163,473	1,228,643	159,846	5/11/63	300 bp — Monthly	4,357
	CMBX NA BBB-.6 Index	BB/P	155,838	1,268,546	165,038	5/11/63	300 bp — Monthly	(8,445)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	1,076,589	2,518,000	966,408	12/16/72	500 bp — Monthly	112,629
	CMBX NA BB.14 Index	BB-/P	21,490	196,000	72,461	12/16/72	500 bp — Monthly	(50,781)
	CMBX NA BB.6 Index	B+/P	1,271,018	4,353,543	1,278,636	5/11/63	500 bp — Monthly	(3,378)
	CMBX NA BB.7 Index	B-/P	3,364,608	9,206,010	3,280,101	1/17/47	500 bp — Monthly	94,820
	CMBX NA BB.9 Index	B/P	909,888	2,163,000	825,617	9/17/58	500 bp — Monthly	86,374
	CMBX NA BBB-.10 Index	BB/P	210,995	702,000	168,340	11/17/59	300 bp — Monthly	43,065
	CMBX NA BBB-.11 Index	BBB-/P	527,309	2,511,000	416,073	11/18/54	300 bp — Monthly	112,701
	CMBX NA BBB-.13 Index	BBB-/P	180,093	629,000	151,841	12/16/72	300 bp — Monthly	28,619
	CMBX NA BBB-.16 Index	BBB-/P	265,276	1,167,000	211,694	4/17/65	300 bp — Monthly	54,263
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	369,046	2,241,781	798,747	1/17/47	500 bp — Monthly	(427,190)
	CMBX NA BBB-.7 Index	BB/P	1,788,740	14,379,472	2,732,100	1/17/47	300 bp — Monthly	(932,211)
	Goldman Sachs International
	CMBX NA BB.6 Index	B+/P	304,496	1,044,612	306,803	5/11/63	500 bp — Monthly	(1,291)
	CMBX NA BB.9 Index	B/P	841,037	2,102,000	802,333	9/17/58	500 bp — Monthly	40,748
	CMBX NA BBB-.13 Index	BBB-/P	22,897	86,000	20,760	12/16/72	300 bp — Monthly	2,187
	CMBX NA BBB-.16 Index	BBB-/P	99,596	485,000	87,979	4/17/65	300 bp — Monthly	11,900
	CMBX NA BBB-.7 Index	BB/P	419,548	2,045,213	388,590	1/17/47	300 bp — Monthly	32,228
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	47,421	591,000	252,416	5/11/63	500 bp — Monthly	(204,421)
	CMBX NA BBB-.12 Index	BBB-/P	4,085	34,000	7,963	8/17/61	300 bp — Monthly	(3,858)
	CMBX NA BBB-.13 Index	BBB-/P	87,238	660,000	159,324	12/16/72	300 bp — Monthly	(71,701)
	CMBX NA BBB-.8 Index	BB-/P	133,327	855,000	128,592	10/17/57	300 bp — Monthly	5,233
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	136,310	1,024,000	98,714	12/16/72	200 bp — Monthly	37,995
	CMBX NA A.13 Index	A-/P	133,465	1,024,000	98,714	12/16/72	200 bp — Monthly	35,150
	CMBX NA BB.6 Index	B+/P	1,226	3,573	1,050	5/11/63	500 bp — Monthly	180
	CMBX NA BB.6 Index	B+/P	75,365	401,407	117,893	5/11/63	500 bp — Monthly	(42,137)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	2,380,450	5,278,000	2,025,696	12/16/72	500 bp — Monthly	359,885
	CMBX NA BB.6 Index	B+/P	104,672	350,189	102,851	5/11/63	500 bp — Monthly	2,163
	CMBX NA BB.8 Index	CCC+/P	16,251	35,757	14,639	10/17/57	500 bp — Monthly	1,647
	CMBX NA BBB-.12 Index	BBB-/P	293,280	922,000	215,932	8/17/61	300 bp — Monthly	77,886
	CMBX NA BBB-.13 Index	BBB-/P	54,393	171,000	41,279	12/16/72	300 bp — Monthly	13,213
	CMBX NA BBB-.15 Index	BBB-/P	171,662	630,000	116,109	11/18/64	300 bp — Monthly	55,920
	CMBX NA BBB-.16 Index	BBB-/P	32,506	143,000	25,940	4/17/65	300 bp — Monthly	6,649
	CMBX NA BBB-.9 Index	BB/P	22,234	229,000	40,029	9/17/58	300 bp — Monthly	(16,319)

Upfront premium received			15,805,143		Unrealized appreciation			1,224,844

Upfront premium (paid)			—		Unrealized (depreciation)			(1,761,732)

	Total		$15,805,143				Total	$(536,888)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(4,069,397)	$8,769,000	$3,745,240	11/17/59	(500 bp) — Monthly	$(332,683)
	CMBX NA BB.8 Index	(16,021)	35,757	14,639	10/17/57	(500 bp) — Monthly	(1,417)
	CMBX NA BBB-.10 Index	(277,119)	922,000	221,096	11/17/59	(300 bp) — Monthly	(56,562)
	CMBX NA BBB-.12 Index	(467,689)	1,648,000	385,962	8/17/61	(300 bp) — Monthly	(82,688)
	CMBX NA BBB-.13 Index	(190,973)	667,000	161,014	12/16/72	(300 bp) — Monthly	(30,348)
	CMBX NA BBB-.6 Index	(1,220,251)	2,474,918	321,987	5/11/63	(300 bp) — Monthly	(899,737)
	CMBX NA BBB-.6 Index	(479,944)	904,779	117,712	5/11/63	(300 bp) — Monthly	(362,770)
	CMBX NA BBB-.7 Index	(23,352)	108,143	20,547	1/17/47	(300 bp) — Monthly	(2,889)
	CMBX NA BBB-.8 Index	(1,729,495)	8,953,000	1,346,531	10/17/57	(300 bp) — Monthly	(388,187)
	CMBX NA BBB-.9 Index	(119,952)	507,000	88,624	9/17/58	(300 bp) — Monthly	(31,624)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,517)	3,504,000	1,496,558	11/17/59	(500 bp) — Monthly	1,025,635
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,491,860	11/17/59	(500 bp) — Monthly	1,073,086
	CMBX NA BB.10 Index	(227,964)	1,834,000	783,301	11/17/59	(500 bp) — Monthly	553,554
	CMBX NA BBB-.7 Index	(83,041)	629,250	119,558	1/17/47	(300 bp) — Monthly	36,029
	Goldman Sachs International
	CMBX NA BB.10 Index	(59,000)	131,000	55,950	11/17/59	(500 bp) — Monthly	(3,178)
	CMBX NA BBB-.12 Index	(32,965)	125,000	29,275	8/17/61	(300 bp) — Monthly	(3,763)
	CMBX NA BBB-.13 Index	(4,260)	16,000	3,862	12/16/72	(300 bp) — Monthly	(407)
	CMBX NA BBB-.7 Index	(412,235)	2,009,561	381,817	1/17/47	(300 bp) — Monthly	(31,667)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(6,148,111)	10,202,176	3,635,035	1/17/47	(500 bp) — Monthly	(2,524,505)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	830,198	9/17/58	(500 bp) — Monthly	(246,810)
	CMBX NA BBB-.11 Index	(22,028)	200,000	33,140	11/18/54	(300 bp) — Monthly	10,995
	CMBX NA BBB-.12 Index	(1,802)	15,000	3,513	8/17/61	(300 bp) — Monthly	1,702
	CMBX NA BBB-.7 Index	(4,366,589)	11,051,991	2,099,878	1/17/47	(300 bp) — Monthly	(2,275,280)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,365,012	11/17/59	(500 bp) — Monthly	1,180,053
	CMBX NA BB.7 Index	(9,888)	46,314	16,502	1/17/47	(500 bp) — Monthly	6,562
	CMBX NA BBB-.7 Index	(89,077)	645,888	122,719	1/17/47	(300 bp) — Monthly	33,141
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,227,715)	2,587,000	1,104,908	11/17/59	(500 bp) — Monthly	(125,322)
	CMBX NA BB.7 Index	(953,669)	2,562,732	913,101	1/17/47	(500 bp) — Monthly	(43,439)
	CMBX NA BB.9 Index	(885,164)	2,090,000	797,753	9/17/58	(500 bp) — Monthly	(89,443)
	CMBX NA BBB-.10 Index	(401,616)	1,242,000	297,832	11/17/59	(300 bp) — Monthly	(104,509)
	CMBX NA BBB-.11 Index	(323,441)	1,326,000	219,718	11/18/54	(300 bp) — Monthly	(104,496)
	CMBX NA BBB-.12 Index	(8,907)	28,000	6,558	8/17/61	(300 bp) — Monthly	(2,365)
	CMBX NA BBB-.7 Index	(398,246)	1,794,463	340,948	1/17/47	(300 bp) — Monthly	(58,690)
	CMBX NA BBB-.8 Index	(60,728)	295,000	44,368	10/17/57	(300 bp) — Monthly	(16,529)

Upfront premium received		—			Unrealized appreciation		3,920,757

Upfront premium (paid)		(26,450,278)			Unrealized (depreciation)		(7,819,308)

	Total	$(26,450,278)				Total	$(3,898,551)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(240,108)	$85,710,240	$5,014,049	12/20/28	500 bp — Quarterly	$4,916,792

	Total		$(240,108)					$4,916,792
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,218,690,252.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
Short-term investments
	Putnam Government Money Market Fund Class G**	$—	$40,174,861	$22,015,715	$60,596	$18,159,146
	Putnam Short Term Investment Fund Class P***	130,826,948	157,299,618	137,713,382	2,072,231	150,413,184

	Total Short-term investments	$130,826,948	$197,474,479	$159,729,097	$2,132,827	$168,572,330
** Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
*** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $515,087.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,283,380.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $908,626.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $11,292,292 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $7,151,151 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $654,960 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,519,800 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,283,380 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,794,005	$—
Convertible bonds and notes	1,085,948	37,853,055	—
Corporate bonds and notes	—	259,489,687	—
Foreign government and agency bonds and notes	—	110,428,295	—
Mortgage-backed securities	—	423,658,952	—
Senior loans	—	19,560,769	—
U.S. government and agency mortgage obligations	—	531,027,297	—
U.S. treasury obligations	—	4,385,576	—
Short-term investments	64,430,146	267,981,478	—

Totals by level	$65,516,094	$1,664,179,114	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,876,709)	$—
Futures contracts	(899,544)	—	—
Forward premium swap option contracts	—	11,669,884	—
TBA sale commitments	—	(73,974,123)	—
Interest rate swap contracts	—	44,149,465	—
Total return swap contracts	—	(1,551,676)	—
Credit default contracts	—	11,366,596	—

Totals by level	$(899,544)	$(12,216,563)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,748,900,000
Written swap option contracts (contract amount)	$1,569,400,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$275,000,000
OTC interest rate swap contracts (notional)	$1,657,600,000
Centrally cleared interest rate swap contracts (notional)	$4,018,700,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$146,900,000
Centrally cleared credit default contracts (notional)	$66,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com